UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported):

October 24, 2012

Westlake Services, LLC

(Exact name of securitizer as specified in its charter)

021-162818	0001525672
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Paul J. Kerwin, Chief Financial Officer, (323) 692-7070

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

(1)          Westlake Services, LLC, as securitizer, requested but was unable to obtain information with respect to investor demands made upon the relevant trustees prior to July 22, 2010.  As a result, the disclosures in this Form do not contain investor demands, if any, made upon a trustee prior July 22, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WESTLAKE SERVICES, LLC
(Securitizer)

	By:	/s/ Paul J. Kerwin
		Name:	Paul J. Kerwin
		Title:	Chief Financial Officer

Date: October 24, 2012